UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2006

Check here if Amendment:           |X|; Amendment Number:  2
                                                         -----

This Amendment (Check only one):   |_| is a restatement
                                   |X| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Charlemagne Capital Limited

Address:  Regent House, 16-18 Ridgeway St.
          Douglas, Isle of Man
          IM1 1EN, British Isles

13F File Number: 028-11574

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Anderson Whamond
Title:  Managing Director
Phone:  +44 1624 640200


Signature, Place and Date of Signing:

/s/ Anderson Whamond               British Isles                  11/2/06
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             1

Form 13F Information Table Entry Total:        9

Form 13F Information Table Value Total:  $21,134
                                        (thousands)


List of Other Included Managers:

No.     Form 13F File Number      Name

1.      28-11145                  Charlemagne Capital (IOM) Limited

                           FORM 13F INFORMATION TABLE


COLUMN 1                      COLUMN  2      COLUMN 3    COL 4        COLUMN 5        COLUMN 6        COL 7         COLUMN 8

                              TITLE                      VALUE    SHRS OR  SH/  PUT/  INVESTMENT      OTHER     VOTING AUTHORITY
NAME OF ISSUER                OF CLASS       CUSIP      (X$1000)  PRN AMT  PRN  CALL  DISCRETION      MNGRS   SOLE  SHARED   NONE
ENERSIS S A                   SPONSORED ADR  29274F104    2,410   182,304  SH         SHARED-DEFINED   1            182,304
ICICI BK LTD                  ADR            45104G104    4,094   133,381  SH         SHARED-DEFINED   1            133,381
POSCO                         SPONSORED ADR  693483109      268     4,126  SH         SHARED-DEFINED   1              4,126
SASOL LTD                     SPONSORED ADR  803866300      267     8,105  SH         SHARED-DEFINED   1              8,105
TAIWAN SEMICONDUCTOR MFG LTD  SPONSORED ADR  874039100      584    60,838  SH         SHARED-DEFINED   1             60,838
TATA MTRS LTD                 SPONSORED ADR  876568502    2,166   116,516  SH         SHARED-DEFINED   1            116,516
TENARIS S A                   SPONSORED ADR  88031M109    3,128    88,400  SH         SHARED-DEFINED   1             88,400
TEVA PHARMACEUTICAL INDS LTD  ADR            881624209    4,760   139,639  SH         SHARED-DEFINED   1            139,639
TURKCELL ILETISIM HIZMETLERI  SPON ADR       900111204    3,457   259,630  SH         SHARED-DEFINED   1            259,630




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